Acquisition - Schedule of Acquisition was Accounted for Business Combination (Details)	Dec. 15, 2023 USD ($)
Schedule of Acquisition was Accounted for Business Combination [Abstract]
Cash and cash equivalents
Total assets acquired
Accrued expense	(243,888)
Due to Director	(498)
Total liabilities acquired	(243,386)
Total consideration (Intangible assets)